Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jul. 02, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 2,330	$ 6,211	$ 4,017	$ 3,548	$ 2,469	$ 943
Short-term investments, net	4,535	2,957		236
Accounts receivable, net of allowance for doubtful accounts of $14 and $0 as of December 31, 2011 and 2010, respectively	31	40		56
Inventories	982	892		606
Prepaid expenses and other current assets	276	100		1,260
Total current assets	8,154	10,200		5,706
Property and equipment, net	478	467		466
Total assets	8,632	10,667		6,172
Current liabilities:
Accounts payable	168	85		180
Accrued liabilities	260	171		539
Accrued milestone and royalties	2	4		5,005
Total current liabilities	430	260		5,724
Commitments and contingencies (Note 6)
Stockholders' equity:
Undesignated stock, $0.01 par value, 10,000,000 shares authorized, no shares issued and outstanding as of December 31, 2011 and 2010, respectively
Common stock, $0.01 par value, 40,000,000 shares authorized, 16,245,579 and 13,581,791 issued and outstanding as of December 31, 2011 and 2010, respectively	163	162		136
Additional paid-in capital	35,037	34,591		20,405
Accumulated other comprehensive loss	(1)	(3)
Accumulated deficit	(26,997)	(24,343)		(20,093)
Total stockholders' equity	8,202	10,407		448	2,512	(2,016)
Total liabilities and stockholders' equity	$ 8,632	$ 10,667		$ 6,172